Financial instruments - Fair value of the convertible senior secured notes (Details) - Convertible Senior Secured Notes - Financial liabilities at fair value through profit and loss category	Jun. 30, 2026 $ / shares Y	Dec. 31, 2025 $ / shares Y
Share price
Financial instruments
Significant unobservable input liabilities	1.74	5.33
Conversion price
Financial instruments
Significant unobservable input liabilities	3.5	3.5
Interest rate
Financial instruments
Significant unobservable input liabilities	0.12	0.12
Credit spread
Financial instruments
Significant unobservable input liabilities	0.5324	0.4657
Risk free rate
Financial instruments
Significant unobservable input liabilities	0.042	0.035
Expected life (years)
Financial instruments
Significant unobservable input liabilities | Y	4.5	3
Dividend yield
Financial instruments
Significant unobservable input liabilities	0	0
Volatility
Financial instruments
Significant unobservable input liabilities	0.85	0.85